Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Accrued employee compensation and benefits expense	$1,846	$2,345
Accrued professional services and consulting	2,597	1,327
Accrued interest	347	—
Other	703	55
	$5,493	$3,727

6.     Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued employee compensation and benefits expense	$2,345	$677
Accrued professional services and consulting	1,327	420
Other	56	485
	$3,728	$1,582